HMN Financial, Inc. Financial Information (Parent Company Only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 5,321	$ (11,555)	$ (28,978)
Adjustments to reconcile net income (loss) to cash provided (used) by operating activities:
Deferred income tax expense	0	0	12,043
Earned employee stock ownership shares priced below original cost	162	81	51
Stock option compensation	7	29	63
Amortization of restricted stock awards	233	298	370
Increase (decrease) in accrued expenses and other liabilities	(1,776)	380	(774)
Decrease in other assets	696	1,342	3,084
Other, net	580	379	362
Net cash provided (used) by operating activities	16,837	17,340	25,555
Cash flows from investing activities:
Net decrease in loans receivable	89,591	76,114	82,591
Net cash provided by investing activities	99,675	109,189	104,135
Cash flows from financing activities:
Dividends paid to preferred stockholders	0	0	(1,300)
Net cash used by financing activities	(100,692)	(79,670)	(125,127)
Increase (decrease) in cash and cash equivalents	15,820	46,859	4,563
Cash and cash equivalents, beginning of year	67,840	20,981	16,418
Cash and cash equivalents, end of year	83,660	67,840	20,981
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	5,321	(11,555)	(28,978)
Adjustments to reconcile net income (loss) to cash provided (used) by operating activities:
Equity (income) losses of subsidiaries	(6,220)	10,519	27,833
Deferred income tax expense	0	0	172
Earned employee stock ownership shares priced below original cost	(162)	(81)	(51)
Stock option compensation	7	29	63
Amortization of restricted stock awards	233	298	370
Decrease in unearned ESOP shares	194	193	193
Increase (decrease) in accrued expenses and other liabilities	65	101	(15)
Decrease in other assets	22	13	791
Other, net	0	(1)	1
Net cash provided (used) by operating activities	(540)	(484)	379
Cash flows from investing activities:
Net decrease in loans receivable	600	100	1,200
Net cash provided by investing activities	600	100	1,200
Cash flows from financing activities:
Dividends paid to preferred stockholders	0	0	(1,300)
Net cash used by financing activities	0	0	(1,300)
Increase (decrease) in cash and cash equivalents	60	(384)	279
Cash and cash equivalents, beginning of year	94	478	199
Cash and cash equivalents, end of year	$ 154	$ 94	$ 478